Investment in Forum Energy Limited ("FEL") (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment in Forum Energy Limited ("FEL")
Number of shares held, beginning	8,206,638	8,206,638
Number of shares	0	0
Number of shares held, ending	8,206,638	8,206,638
Beginning balance, Amount	$ 8,568,094	$ 2,461,931
Change in fair value	(2,325,671)	6,106,163
Ending balance, Amount	$ 6,242,423	$ 8,568,094